FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 36: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. Fair value information is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2011 and 2012:

Cash, deposits, repos, and other assets: The carrying amount of cash and due from banks, deposits with central bank, securities purchased under agreements to resell, securities sold under agreements to repurchase, interest bearing deposits with banks, and receivables from the Greek State and trade and other receivables included in other assets approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality.

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no specified maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, either based on the prices with which we completed tender offers with respect to these instruments, or using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	Year ended December 31, 2011		Year ended December 31, 2012

	Carrying	Fair	Carrying	Fair Value
	Amount	Value	Amount	Total	Level 1	Level 2	Level 3
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	3,767,624	3,771,226	2,976,543	2,978,346	145,477	2,832,869	-
Held to maturity securities	1,002,202	963,301	355,944	404,974	-	379,994	24,980
Loans at amortized cost, net of allowance	69,174,975	69,050,417	66,835,315	67,895,875	-	-	67,895,875
Financial Liabilities:
Deposits at amortized cost	89,795,575	89,807,018	88,204,157	88,245,815	7,717,459	80,528,356	-
Other borrowed funds	925,971	920,699	2,026,659	2,024,674	-	2,024,674	-
Long-term debt at amortized cost	1,878,074	1,838,635	1,516,424	1,476,024	-	1,390,267	85,757

(b)       Financial instruments measured at fair value on a recurring basis

The table below presents the fair value of those financial assets and liabilities that are measured at fair value on a recurring basis, analyzed by fair value measurement level as described in note 3.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2011				value
	(EUR in thousands)
Assets
Trading assets	198,857	2,472,853	292,378	2,964,088
Greek government bonds	-	-	259,233	259,233
Debt securities issued by other governments and public sector entities	176,932	42,875	-	219,807
Greek treasury bills	-	2,268,222	-	2,268,222
Foreign treasury bills	-	24,057	-	24,057
Debt securities issued by Greek financial institutions	-	44,025	370	44,395
Debt securities issued by foreign financial institutions	-	77,251	32,775	110,026
Corporate debt securities issued by Greek companies	-	10,876	-	10,876
Corporate debt securities issued by foreign companies	-	5,547	-	5,547
Equity securities issued by Greek companies	7,767	-	-	7,767
Equity securities issued by foreign companies	8,750	-	-	8,750
Mutual fund units	5,408	-	-	5,408
Derivative assets	9,349	3,523,423	73,193	3,605,965
Available-for-sale securities	3,272,302	1,425,813	3,873,609	8,571,724
Greek government bonds	-	-	3,697,378	3,697,378
Debt securities issued by other governments and public sector entities	2,706,134	347,617	-	3,053,751
Foreign treasury bills	25,574	154,876	-	180,450
Corporate debt securities issued by companies incorporated in Greece	-	365,645	94,881	460,526
Corporate debt securities issued by companies incorporated outside Greece	16,469	557,063	81,350	654,882
Equity securities issued by companies incorporated in Greece	57,620	-	-	57,620
Equity securities issued by companies incorporated outside Greece	44,343	612	-	44,955
Mutual Fund units	422,162	-	-	422,162
Loans at fair value(1)	-	277,247	-	277,247
Other assets	264,542	21,829	9,341	295,712
Total Assets	3,745,050	7,721,165	4,248,521	15,714,736
Liabilities
Deposits at fair value(2)	-	1,779,727	-	1,779,727
Derivative liabilities	8,371	4,301,180	10,937	4,320,488
Accounts payable, accrued expenses and other liabilities (Securities short position)	5,009	-	-	5,009
Long-term debt at fair value(1)	-	1,059,297	-	1,059,297
Total liabilities	13,380	7,140,204	10,937	7,164,521

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2012				fair value
	(EUR in thousands)
Assets
Trading assets	1,994,026	3,441,358	33,140	5,468,524
Greek government bonds	-	62	-	62
Debt securities issued by other governments and public sector entities	222,920	32,645	358	255,923
Greek treasury bills	-	3,221,845	-	3,221,845
Foreign treasury bills	1,603,443	59,413	-	1,662,856
Debt securities issued by Greek financial institutions	-	41,202	336	41,538
Debt securities issued by foreign financial institutions	113,876	63,510	32,446	209,832
Corporate debt securities issued by Greek companies	-	17,559	-	17,559
Corporate debt securities issued by foreign companies	3,997	5,122	-	9,119
Equity securities issued by Greek companies	30,249	-	-	30,249
Equity securities issued by foreign companies	7,557	-	-	7,557
Mutual fund units	11,984	-	-	11,984
Derivative assets	4,625	3,659,167	29,232	3,693,024
Available-for-sale securities	3,677,358	2,947,701	466,364	7,091,423
Greek government bonds	-	1,474,473	206,866	1,681,339
Debt securities issued by other governments and public sector entities	3,032,357	456,468	-	3,488,825
Foreign treasury bills	7,559	309,402	-	316,961
Corporate debt securities issued by companies incorporated in Greece	22,680	389,126	74,605	486,411
Corporate debt securities issued by companies incorporated outside Greece	4,098	318,232	184,893	507,223
Equity securities issued by companies incorporated in Greece	88,215	-	-	88,215
Equity securities issued by companies incorporated outside Greece	27,586	-	-	27,586
Mutual Fund units	494,863	-	-	494,863
Loans at fair value(1)	-	180,611	-	180,611
Other assets	282,535	12,640	11,135	306,310
Total Assets	5,958,544	10,241,477	539,871	16,739,892
Liabilities
Deposits at fair value(2)	-	2,954,945	-	2,954,945
Derivative liabilities	5,129	4,742,468	36,800	4,784,397
Accounts payable, accrued expenses and other liabilities (Securities short position)	3,727	-	-	3,727
Long-term debt at fair value(1)	-	-	600,066	600,066
Total Liabilities	8,856	7,697,413	636,866	8,343,135
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).

(c)       Transfers from Level 1 to Level 2

In 2011 and 2012, there were no transfers from Level 1 to Level 2.

(d)       Valuation Process and Control Framework

The Group has various processes in place to ensure that the fair values of its assets and liabilities are reasonably estimated and has established a control framework which is designed to ensure that fair values are validated by functions independent of the risk-taker. To that end, the Group utilizes various sources for determining the fair values of its financial instruments and uses its own independent functions to validate these results where possible.

Fair values of debt securities are determined either by reference to prices for traded instruments in active markets, to external quotations or widely accepted financial models, which are based on market observable or unobservable information where the former is not available, as well as relevant market-based parameters such as interest rates, option volatilities, currency rates etc. and may also include a liquidity risk adjustment where the Group considers appropriate.

The Group may, sometimes, also utilize third-party pricing information and perform validating procedures on this information or base its fair value on the latest transaction prices available, given the absence of an active market or similar transactions. All such instruments, including financial instruments which are subject to liquidity adjustments are categorized within the lowest level of fair value hierarchy (i.e Level 3).

Generally, fair values of debt securities, including significant inputs on the valuation models are independently checked and validated by the Middle Office and Risk Management function on a systematic basis.

Fair values of derivatives are determined by management using valuation models which include discounted cash-flow models, option pricing models or other appropriate models. Adequate control procedures are in place for the validation of these models, including the valuation inputs, on a systematic basis. Risk Management function and Middle Office department provide the control valuation framework necessary to ensure that the fair values are reasonably determined, reflecting current market circumstances and economic conditions. Furthermore, over-the-counter derivatives are also compared on a daily basis with counterparties' valuations, under the daily collateral management process.

Market Valuation Adjustments

Counterparty credit risk-adjustments are applied to all over-the-counter derivatives. Own credit-risk adjustments are applied to reflect the Group's own credit risk when valuing derivatives. Bilateral credit-risk adjustments consider the expected cash flows between the Group and its counterparties under the relevant terms of the derivative instruments and the effect of the credit-risk profile of the counterparties on the valuation of these cashflows. Where appropriate, we take into consideration the credit-risk mitigating arrangements including collateral agreements and master netting arrangements into estimating own and counterparty credit risk valuation adjustments.

The liquidity risk adjustment reflects, among other things, the illiquid nature of certain financial instruments and the cost that would be incurred to close out certain financial positions of the Group either by unwinding or disposing the actual market risk that the Group has undertaken.

Valuation techniques

The fair value of trading assets and AFS debt securities are generally based on quoted market prices. For certain debt securities, market price quotes may not be readily available, or trading activity has slowed significantly or ceased. Some of these instruments are valued using a discounted cash flow model, which estimates the fair value of the securities using key inputs such as credit and interest rate risk. Principal and interest cash flows are discounted using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value for the specific security.

The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that utilize multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the position. The majority of market inputs is actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are option-based where observable market inputs are less readily available or are unobservable. In particular, derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

(e)       Reconciliation of Level 3 financial instruments:

Level 3 financial instruments at December 31, 2012 include:

  Derivative products, which are valued using valuation techniques with significant unobservable inputs, including certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input and derivatives for which the CVA is based on significant unobservable inputs and the amount of the CVA is significant relative to the total fair value of the derivative.
  Available-for-sale corporate bonds, for which the fair value was estimated based on the prices with which the issuers completed tender offers with respect to these or similar instruments, or for which there is no active market available and are subject to liquidity adjustments
  Greek Government bonds for which the fair value is based on valuation inputs which are not market observable
  Long-term debt designated as at fair value through profit or loss for which the fair value of was estimated based on the price with which the Group completed a tender offer.
  In other assets, Investments on behalf of policyholders who bear the investment risk (unit linked products) include Debt securities issued by foreign financial institutions, for which there is no active market available and the valuation is based on prices obtained from issuers.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and December 31, 2012 including realized and unrealized gains/(losses) included in earnings and OCI.

		2011
		Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Settlements	Transfer into/(out of) level 3	Balance at end of year

		(EUR in thousands)
Trading assets		36,862	(4,053)	-	-	-	259,569	292,378
Greek government bonds		-	-	-	-	-	259,233	259,233
Debt securities issued by Greek financial institutions		79	(45)	-	-	-	336	370
Debt securities issued by foreign financial institutions		36,783	(4,008)	-	-	-	-	32,775
Net Derivatives		26,138	4,242	-	2,994	(13,136)	42,018	62,256
Available-for-sale securities		191,564	(12,875)	(46,274)	-	-	3,741,194	3,873,609
Greek government bonds		72,980	(12,884)	(23,766)	-	-	3,661,048	3,697,378
Corporate debt securities issued by companies incorporated in Greece		14,346	-	389	-	-	80,146	94,881
Corporate debt securities issued by companies incorporated outside Greece		104,238	9	(22,897)	-	-	-	81,350
Other assets		-	-	-	9,341	-	-	9,341
Deposits at fair value		623	114	-	-	(737)	-	-

	2012
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into/(out of) level 3	Balance at end of year

Trading assets	292,378	(26,759)	-	9,460	(14,593)	(227,858)	512	33,140
Greek government bonds	259,233	(27,086)	-	1,339	(5,628)	(227,858)	-	-
Debt securities issued by other governments and public sector entities	-	-	-	-	-	-	358	358
Debt securities issued by Greek financial institutions	370	38	-	6,813	(6,885)	-	-	336
Debt securities issued by foreign financial institutions	32,775	289	-	1,308	(2,080)	-	154	32,446
Net Derivatives	62,256	(9,659)	-	(26,071)	-	-	(34,094)	(7,568)
Available-for-sale securities	3,873,609	(205,209)	73,238	55,896	(80,370)	(1,936,304)	(1,314,496)	466,364
Greek government bonds	3,697,378	(212,705)	70,730	55,896	(22,911)	(1,924,224)	(1,457,298)	206,866
Corporate debt securities issued by companies incorporated in Greece	94,881	6,927	537	-	(15,660)	(12,080)	-	74,605
Corporate debt securities issued by companies incorporated outside Greece	81,350	569	1,971	-	(41,799)	-	142,802	184,893
Other assets	9,341	677	-	-	-	-	1,117	11,135
Long-term debt	-	-	-	-	-	-	600,066	600,066

Gains and losses included in net income / loss are reported in Net trading loss, except for bonds' amortization of premium/discount which amounts to EUR 27 thousand for the year ended December 31, 2011 and to EUR 61,262 thousand for the year ended December 31, 2012 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2012, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (863) thousand, EUR 2,177 thousand and NIL for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2011, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to NIL, EUR 2,232 thousand and EUR 114 thousand for trading assets, derivatives and deposits respectively.

In 2012, corporate debt securities issued by companies incorporated outside Greece amounting to EUR 142.8 million were transferred into Level 3 because of the liquidity risk adjustment applied during the current year, to these instruments, due to current distressed economic conditions. During 2012, transfers out of Level 3 comprise mainly Greek government bonds, for which the inputs used to estimate their price became observable, following the completion of the PSI.

In net derivatives transfers into / (out) of the Level 3 hierarchy include derivatives whose bilateral CVA adjustment became significant / insignificant related to their corresponding fair value during current year.

Quantitative Information about Level 3 Fair Value Measurements

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in thousands)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	32,292	Price Based	Price	20.8	98.6
Other Trading debt securities	848	Price Based	Price	37.0	37.0
Available-for-sale Greek Government bonds	206,866	Discounted Cash Flows	Credit Spread over 30 years	821 bps	821 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	74,605	Price Based	Price	37.0	60.0
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	155,272	Discounted Cash Flows	Liquidity Factor Adjustment on Discounted Cash Flows Model	14.0%	25.0%
	29,621	Price Based	Price	93.8	99.0

Net Derivatives

Interest Rate Swaps	644	Discounted Cash Flows	FX Correlation	(0.25)	0.85
	14,470		Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.93
	1,285		Constant Maturity Swap correlation between different tenors and currencies (quanto)	(0.10)	0.95
Credit Derivative	(26,158)	Internal Model	Expected Loss Rate	8.1%	8.1%
Other Derivatives	1,890	Market Standard Black Scholes Model	FX Pair Correlation	(0.10)	0.68
	(1,113)	Market Standard Black Scholes Model	Index volatility	0.05	0.30
	1,415	Discounted Cash Flows - Internal Model (for CVA/DVA)	Credit Spread	100 bps	1000 bps

Other assets	11,135	Price Based	Price	101.0	101.0

LIABILITIES
Long Term Debt	600,066	Price Based	Price	70.0	70.0

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

For equity derivatives, equity-linked options, and structured interest rate derivatives a significant change in volatilities and correlation inputs (e.g. the degree of correlation between an equity security and an index, between two different interest rates, or between interest rates and foreign exchange rates) would result in a significant impact to the fair value of the individual instrument; however the magnitude and the direction of the impact depends on whether the Group is long or short the exposure among other factors.  Due to the limited exposure the Group has related to these instruments a reasonable change in the above unobservable inputs would not be significant to the Group.

For Credit Derivatives the calculated fair value includes estimated expected loss rates as significant unobservable input. A reasonable increase in this input would result in an insignificant fair value change for the Group.

Additionally, within the Other Derivatives category there are foreign exchange swaps and forward instruments for which the bilateral credit-risk adjustment is significant in comparison to their fair value. The counterparty credit-risk adjustment in these cases is mainly driven by the internal ratings of the counterparty. A reasonable increase in the credit spread of these entities would result in an insignificant change of the financial instruments fair value, for the Group.

The available-for-sale portfolio consists of a Greek Government debt security for which the credit spread up to its maturity is not market observable. A reasonable increase in the credit spread of the Hellenic Republic would result in a significantly lower market value for this financial instrument (see note 11).